Accounts Receivable, Net (Details)	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 HKD ($)
Accounts Receivable, Net [Abstract]
Provision for credit losses	$ 99,775	$ 12,778